Cover	May 07, 2024
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	May 07, 2024
Entity File Number	001-40501
Entity Registrant Name	iSpecimen Inc.
Entity Central Index Key	0001558569
Entity Tax Identification Number	27-0480143
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	450 Bedford Street
Entity Address, City or Town	Lexington
Entity Address, State or Province	MA
Entity Address, Postal Zip Code	02420
City Area Code	781
Local Phone Number	301-6700
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.0001 per share
Trading Symbol	ISPC
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false